Shareholder Fees - Class ACRR6IS - DWS International Growth Fund	Dec. 01, 2020 USD ($)
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
INST Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class S
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20

[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.